UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 104.7%
AUSTRALIA 1.4%
BANK 0.8%
Australia and New Zealand Banking Group Ltd.	166,361	$3,428,441

MATERIAL 0.6%
BHP Billiton Ltd.	77,287	2,529,352
TOTAL AUSTRALIA		5,957,793

CANADA 1.5%
DIVERSIFIED FINANCIAL SERVICE 0.8%
IGM Financial	75,711	3,333,216

ENERGY—OIL & GAS 0.7%
Petro-Canada	65,015	2,832,550
TOTAL CANADA		6,165,766

FINLAND 3.5%
TELECOMMUNICATION SERVICES 1.1%
Nokia Oyj	148,200	4,688,770

UTILITY—ELECTRIC—INTEGRATED 2.4%
Fortum Oyj	238,800	9,730,505
TOTAL FINLAND		14,419,275

FRANCE 5.5%
BANK 0.6%
BNP Paribas(a)	26,400	2,662,869

ENERGY—OIL & GAS 1.2%
Total SA	65,381	4,855,477

MATERIALS 0.8%
Lafarge SA	18,800	3,269,601

REAL ESTATE—DIVERSIFIED 1.4%
Unibail-Rodamco	22,761	5,857,585

UTILITY—ELECTRIC—INTEGRATED 1.5%
Electricite de France	71,744	6,242,076
TOTAL FRANCE		22,887,608

	Number of Shares	Value
GERMANY 3.8%
INDUSTRIAL 0.7%
Siemens AG	26,500	$2,872,099

INSURANCE 0.7%
Allianz SE	14,200	2,813,040

UTILITIES 2.4%
ELECTRIC—INTEGRATED 1.5%
E.ON AG (ADR)	99,647	6,180,605
MULTI UTILITIES 0.9%
RWE AG	32,000	3,933,484
TOTAL UTILITIES		10,114,089
TOTAL GERMANY		15,799,228

HONG KONG 3.1%
ENERGY—OIL & GAS 0.7%
CNOOC Ltd.	1,913,000	2,821,820

FINANCE 0.3%
Hong Kong Exchanges and Clearing Ltd.	65,500	1,124,398

REAL ESTATE—DIVERSIFIED 1.9%
Great Eagle Holdings Ltd.	964,090	2,638,577
Henderson Land Development Company Ltd.	774,000	5,494,722
		8,133,299
TELECOMMUNICATION SERVICES 0.2%
China Mobile Ltd.	55,000	818,359
TOTAL HONG KONG		12,897,876

ISRAEL 0.7%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)	65,784	3,038,563

ITALY 1.1%
BANK 0.7%
UniCredito Italiano S.p.A.(a)	440,200	2,946,652

	Number of Shares	Value
UTILITY—ELECTRIC—INTEGRATED 0.4%
Eni S.p.A.(a)	47,000	$1,602,746
TOTAL ITALY		4,549,398

JAPAN 11.5%
APPAREL 0.4%
Fast Retailing Co., Ltd.	15,000	1,322,733
Nisshinbo Industries	17,000	157,925
		1,480,658
AUTOMOTIVE 0.6%
Toyota Motor Corp.	52,900	2,637,570

BANK 0.0%
Sumitomo Trust and Banking Co., Ltd.	25,000	172,051

ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK	21,000	212,360

FINANCE 0.1%
Daiwa Securities Group	32,000	277,368

FOOD 0.5%
House Foods Corp.	53,000	788,513
Kikkoman Corp.	102,000	1,253,511
		2,042,024
HEALTH CARE 0.4%
Astellas Pharma	33,500	1,297,251
Eisai Co., Ltd.	13,000	443,419
		1,740,670
INDUSTRIAL 1.7%
Chiyoda Corp.	46,000	417,636
Fanuc Ltd.	38,500	3,661,517
Secom Co., Ltd.	63,600	3,088,122
		7,167,275
INSURANCE 0.4%
Sompo Japan Insurance	168,000	1,483,146

	Number of Shares	Value
MATERIALS 0.6%
Mitsubishi Materials Corp.	76,000	$330,137
Shin-Etsu Chemical Co., Ltd.	25,000	1,291,633
Sumitomo Metal Mining Co., Ltd.	14,000	260,534
Toray Industries	112,000	726,966
		2,609,270
REAL ESTATE—DIVERSIFIED 4.2%
Mitsubishi Estate Co., Ltd.	411,000	9,978,130
Mitsui Fudosan Co., Ltd.	387,000	7,683,317
		17,661,447
TECHNOLOGY 2.1%
Canon	55,100	2,537,209
CSK Holdings Corp.	34,000	784,510
Kyocera Corp.	11,500	965,640
NTT Data Corp.	329	1,439,045
Sony Corp.	33,500	1,334,220
TDK Corp.	17,000	1,004,514
Tokyo Electron Ltd.	8,600	522,833
		8,587,971
TELECOMMUNICATION SERVICES 0.4%
KDDI Corp.	255	1,557,935
TOTAL JAPAN		47,629,745

MEXICO 1.6%
RETAIL 0.8%
Wal-Mart de Mexico SA de CV	768,300	3,273,816

TELECOMMUNICATION SERVICES 0.8%
America Movil SAB de CV(a)	1,052,700	3,353,131
TOTAL MEXICO		6,626,947

	Number of Shares	Value
SPAIN 2.2%
BANK 1.4%
Banco Santander Central Hispano SA	274,900	$5,477,055

TELECOMMUNICATION SERVICES 0.8%
Telefonica SA(a)	118,100	3,393,394
TOTAL SPAIN		8,870,449

SWEDEN 1.0%
RETAIL
Hennes & Mauritz AB	68,079	4,182,003

SWITZERLAND 2.9%
FINANCE 0.5%
UBS AG	69,663	2,024,443

FOOD 1.6%
Nestle SA	13,262	6,626,994

HEALTH CARE 0.8%
Novartis AG(a)	66,600	3,413,493
TOTAL SWITZERLAND		12,064,930

UNITED KINGDOM 8.9%
BANK 2.0%
Barclays PLC(a)	326,500	2,935,388
HSBC Holdings PLC(a)	323,200	5,323,944
		8,259,332
ENERGY 1.2%
ELECTRIC 0.3%
National Grid PLC	85,000	1,166,528

INTEGRATED OIL & GAS 0.9%
Royal Dutch Shell PLC	112,524	3,879,083
TOTAL ENERGY		5,045,611

HEALTH CARE 1.1%
GlaxoSmithKline PLC(a)	219,100	4,635,362

	Number of Shares	Value
REAL ESTATE—DIVERSIFIED 2.1%
Land Securities Group PLC	288,905	$8,652,237

TELECOMMUNICATION SERVICES 1.1%
Vodafone Group PLC	1,603,500	4,802,223

UTILITIES 1.4%
ELECTRIC UTILITIES 1.1%
Scottish and Southern Energy PLC(a)	156,833	4,370,072

MULTI UTILITIES 0.3%
United Utilities PLC (b)	94,600	1,296,400
TOTAL UTILITIES		5,666,472
TOTAL UNITED KINGDOM		37,061,237

UNITED STATES 56.0%
BASIC MATERIALS 0.6%
Alcoa(a)	64,958	2,342,385

CONSUMER—CYCLICAL 2.1%
APPAREL 1.3%
Nike	79,637	5,415,316

RETAIL 0.6%
Nordstrom	80,840	2,635,384

TOYS/GAMES/HOBBIES 0.2%
Mattel(b)	40,300	801,970
TOTAL CONSUMER—CYCLICAL		8,852,670

CONSUMER—NON-CYCLICAL 12.7%
AGRICULTURE 2.4%
Altria Group(b)	44,633	990,852
Archer-Daniels-Midland Co.(b)	73,479	3,024,396
Monsanto Co.(a)	33,934	3,783,641
Philip Morris International(c)	44,633	2,257,537
		10,056,426
BEVERAGE 0.8%
PepsiCo	49,110	3,545,742

	Number of Shares	Value
COSMETICS/PERSONAL CARE 1.6%
Procter & Gamble Co.(b)	97,176	$6,809,122

FOOD 0.6%
Kraft Foods	78,673	2,439,650

HEALTHCARE PRODUCTS 2.6%
Johnson & Johnson	81,436	5,282,754
Medtronic	113,625	5,496,041
		10,778,795
PHARMACEUTICAL 2.8%
Abbott Laboratories(a)	118,063	6,511,174
Merck & Co.	52,329	1,985,886
Pfizer(b)	143,784	3,009,399
		11,506,459
RESTAURANT 1.9%
McDonald’s Corp.(b)	78,039	4,352,235
Yum! Brands(a),(b)	91,093	3,389,571
		7,741,806
TOTAL CONSUMER— NON-CYCLICAL		52,878,000

ENERGY 6.2%
OIL & GAS 4.2%
Chevron Corp.	47,130	4,023,017
ConocoPhillips	40,570	3,091,840
Devon Energy Corp.(b)	39,573	4,128,651
Exxon Mobil Corp.	75,347	6,372,849
		17,616,357
OIL & GAS SERVICES 1.7%
Schlumberger Ltd.(a)	46,998	4,088,826
Transocean (c)	21,986	2,972,507
		7,061,333
OIL & GAS STORAGE & TRANSPORTATION 0.3%
DCP Midstream Partners LP	35,000	1,015,000
TOTAL ENERGY		25,692,690

	Number of Shares	Value
FINANCIAL 8.4%
BANK 2.6%
Bank of America Corp.(a),(b)	142,099	$5,386,973
Wells Fargo & Co.(a)	187,387	5,452,962
		10,839,935
DIVERSIFIED FINANCIAL SERVICE 2.1%
Citigroup	79,938	1,712,272
Federal Home Loan Mortgage Corp.	44,340	1,122,689
Goldman Sachs Group(b)	15,500	2,563,545
JPMorgan Chase & Co. (a),(b)	75,994	3,263,942
		8,662,448
INSURANCE 3.7%
Aflac(a)	116,749	7,582,848
American International Group(b)	66,237	2,864,750
HCC Insurance Holdings	215,981	4,900,609
		15,348,207
TOTAL FINANCIAL		34,850,590

INDUSTRIAL 5.5%
AEROSPACE & DEFENSE 3.0%
Boeing Co.	58,143	4,324,095
General Dynamics Corp.	49,419	4,120,062
United Technologies Corp. (b)	55,273	3,803,888
		12,248,045
DIVERSIFIED MANUFACTURING 1.7%
General Electric Co.	191,530	7,088,525

TRANSPORTATION 0.8%
United Parcel Service(b)	46,460	3,392,509
TOTAL INDUSTRIAL		22,729,079

MEDIA 0.8%
The Walt Disney Co.	101,800	3,194,484

	Number
	of Shares	Value
REAL ESTATE 5.3%
HOTEL 1.8%
LaSalle Hotel Properties	131,739	$3,784,861
Starwood Hotels & Resorts Worldwide	73,998	3,829,397
		7,614,258
OFFICE 0.8%
SL Green Realty Corp.	41,034	3,343,040

SHOPPING CENTER 2.7%
COMMUNITY CENTER 0.4%
Federal Realty Investment Trust	18,483	1,440,750

REGIONAL MALL 2.3%
General Growth Properties	254,816	9,726,327
TOTAL SHOPPING CENTER		11,167,077
TOTAL REAL ESTATE		22,124,375

TECHNOLOGY 8.2%
COMPUTERS 2.9%
Hewlett-Packard Co.(b)	100,974	4,610,473
International Business Machines Corp.(b)	45,433	5,231,155
Seagate Technology	101,500	2,125,410
		11,967,038
SEMICONDUCTORS 2.5%
Intel Corp.	193,501	4,098,351
Microchip Technology(b)	198,248	6,488,657
		10,587,008
SOFTWARE 1.6%
Microsoft Corp.(a),(b)	231,915	6,581,748
TELECOMMUNICATION EQUIPMENT 1.2%
Corning(b)	203,700	4,896,948
TOTAL TECHNOLOGY		34,032,742

TELECOMMUNICATION SERVICES 1.6%
AT&T(a)	116,277	4,453,409

	Number
	of Shares	Value
Verizon Communications	65,686	$2,394,255
		6,847,664
UTILITIES 4.6%
ELECTRIC UTILITIES 1.7%
Exelon Corp.	26,405	2,145,935
FirstEnergy Corp.	50,615	3,473,201
Great Plains Energy	65,000	1,602,250
		7,221,386
MULTI UTILITIES 2.1%
OGE Energy Corp.	80,000	2,493,600
Puget Energy	32,700	845,949
Sempra Energy(b)	99,000	5,274,720
		8,614,269
OIL & GAS STORAGE & TRANSPORTATION 0.8%
Energy Transfer Partners LP	24,400	1,114,348
Enterprise Products Partners LP	69,200	2,055,240
		3,169,588
TOTAL UTILITIES		19,005,243
TOTAL UNITED STATES		232,549,922
TOTAL COMMON STOCK (Identified cost—$454,899,788)		434,700,740

CLOSED-END FUNDS— UNITED STATES 12.0%
CONVERTIBLE 2.0%
Advent Claymore Global Convertible Securities & Income Fund	239,000	3,221,720
Calamos Convertible and High Income Fund(b)	239,612	3,033,488
Nicholas-Applegate Convertible & Income Fund	40,000	462,400
Nicholas-Applegate Convertible & Income Fund II(b)	80,000	880,000
Nicholas-Applegate Equity & Convertible Income Fund	24,650	495,465
		8,093,073
COVERED CALL 3.4%
Dow 30 Enhanced Premium and Income Fund	368,872	5,625,298
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	70,000	1,112,300

	Number
	of Shares	Value
Eaton Vance Tax-Managed Global Buy - Write Opportunities Fund	70,900	$1,127,310
ING Risk Managed Natural Resources Fund(b)	219,331	3,614,575
Nasdaq Premium Income & Growth Fund	162,500	2,481,375
		13,960,858
EQUITY DIVIDEND 1.1%
Alpine Total Dynamic Dividend Fund	26,678	429,516
Evergreen Global Dividend Opportunity Fund	277,000	4,287,960
		4,717,476
HIGH YIELD 0.2%
Evergreen Income Advantage Fund	85,000	895,900

PREFERRED 0.4%
BlackRock Preferred and Equity Advantage Trust	108,500	1,712,130

SENIOR LOAN 1.0%
Highland Credit Strategies Fund	313,588	4,082,916

TAX ADVANTAGED DIVIDEND 2.8%
Eaton Vance Tax-Managed Diversified Equity Income Fund	374,888	5,784,522
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	377,164	5,917,703
		11,702,225
TOTAL RETURN 1.1%
Clough Global Opportunities Fund	289,585	4,726,027
TOTAL CLOSED-END FUNDS (Identified cost—$58,411,995)		49,890,605

PREFERRED SECURITIES—$25 PAR VALUE 5.1%
BERMUDA 1.1%
INSURANCE
PROPERTY CASUALTY 0.4%
Arch Capital Group Ltd., 8.00%	31,800	811,536

	Number
	of Shares	Value
Arch Capital Group Ltd., 7.875%, Series B	30,000	$757,500
		1,569,036
REINSURANCE 0.7%
Axis Capital Holdings Ltd., 7.25%, Series A	26,848	626,632
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	10,000	981,250
RenaissanceRe Holdings Ltd., 7.30%, Series B	54,738	1,193,836
		2,801,718
TOTAL BERMUDA		4,370,754

CAYMAN ISLANDS 0.3%
INSURANCE
ACE Ltd., 7.80%, Series C	45,079	1,115,254

NETHERLANDS 0.6%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.05%	20,420	478,849
ING Groep N.V., 7.375%	75,000	1,842,000
		2,320,849
SPAIN 0.2%
BANK
Santander Finance Preferred, 7.60%	25,000	531,250
Santander Finance Preferred, 6.80%	18,300	407,175
		938,425
UNITED STATES 3.0%
BANK 0.2%
Deutsche Bank Contingent Capital Trust III, 7.60%	30,000	742,500
SunTrust Capital IX, 7.875%, due 3/15/68	3,247	79,551
		822,051
FINANCE 0.6%
INVESTMENT BANKER/BROKER
Citigroup, 8.125%, Series AA	67,000	1,610,680
Lehman Brothers Holdings, 7.95%, Series J	50,000	1,029,000
		2,639,680

	Number
	of Shares	Value
REAL ESTATE 1.7%
DIVERSIFIED 0.1%
iStar Financial, 7.80%, Series F	20,000	$278,000
iStar Financial, 7.50%, Series I	20,000	268,000
		546,000
HOTEL 0.5%
Ashford Hospitality Trust, 8.45%, Series D	90,053	1,638,964
Hospitality Properties Trust, 7.00%, Series C	25,000	487,500
		2,126,464
OFFICE 0.3%
HRPT Properties Trust, 8.75%, Series B	50,035	1,198,839

RESIDENTIAL—APARTMENT 0.3%
Apartment Investment & Management Co., 7.75%, Series U	60,000	1,357,800

SHOPPING CENTER 0.5%
Kimco Realty Corp., 7.75%, Series G	80,000	1,912,000
TOTAL REAL ESTATE		7,141,103

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	82,998	1,731,339
TOTAL UNITED STATES		12,334,173
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$23,066,234)		21,079,455

PREFERRED SECURITIES—CAPITAL SECURITIES 5.7%
BERMUDA 0.2%
INSURANCE—MULTI-LINE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(d)	1,000,000	835,950

FRANCE 0.6%
BANK
BNP Paribas, 7.195%, due 12/31/49, 144A(d)	2,750,000	2,442,446

UNITED KINGDOM 1.9%
BANK 0.7%
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	2,000,000	1,725,120

	Number
	of Shares	Value
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(d)	1,500,000	$1,309,570
		3,034,690
FINANCE— INVESTMENT MANAGEMENT 0.5%
Aberdeen Asset Management, 7.90%, due 12/31/49	3,000,000	2,103,750

INSURANCE—MULTI—LINE 0.7%
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	3,000,000	2,835,000
TOTAL UNITED KINGDOM		7,973,440

UNITED STATES 3.0%
FINANCE 0.5%
CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36	1,500,000	1,167,799

DIVERSIFIED FINANCIAL SERVICE 0.2%
Webster Capital Trust IV, 7.65%, due 6/15/37	1,000,000	682,423
TOTAL FINANCE		1,850,222

INSURANCE—LIFE/HEALTH INSURANCE 1.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(d)	5,000,000	4,226,080

OIL—EXPLORATION AND PRODUCTION 0.5%
Pemex Project Funding Master Trust, 7.75%, due 9/29/49	2,000,000	2,032,500

OIL & GAS STORAGE & TRANSPORTATION 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	1,000,000	921,989
Enterprise Products Operating LP, 8.375%, due 8/1/66	3,500,000	3,411,765
		4,333,754
TOTAL UNITED STATES		12,442,556
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$26,594,970)		23,694,392

		Principal
		Amount	Value
CORPORATE BONDS 1.8%
UNITED STATES
BANK 0.1%
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(d)		$500,000	$481,250

INSURANCE—PROPERTY/CASUALTY 0.3%
Ace Capital Trust II, 9.70%, due 4/1/30		1,000,000	1,123,088

MEDIA 0.4%
Cablevision Systems Corp., 8.00%, due 4/15/12		1,700,000	1,661,750

TELECOMMUNICATION SERVICES 1.0%
Citizens Communications Co., 9.00%, due 8/15/31		5,000,000	4,400,000
TOTAL CORPORATE BONDS (Identified cost—$8,058,420)			7,666,088

COMMERCIAL PAPER 0.9%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$3,700,000)		3,700,000	3,700,000

TOTAL INVESTMENTS (Identified cost—$574,731,407)	130.2%		540,731,280

WRITTEN CALL OPTIONS	(1.1)%		(4,553,030)

LIABILITIES IN EXCESS OF OTHER ASSETS	(7.4)%		(30,897,911)

LIQUIDATION VALUE OF PREFERRED SHARES	(21.7)%		(90,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $17.83 per share based on 23,289,550 shares of common stock outstanding)	100.0%		$415,280,339

	Number of Contracts	Value
WRITTEN CALL OPTIONS
EUROPE
Dow Jones 50 Index, EUR Strike Price 3,050, 4/18/08	4,160	$(308,348)
Dow Jones 50 Index, EUR Strike Price 3,026, 4/18/08	4,382	(453,549)
Dow Jones 50 Index, EUR Strike Price 3,000, 4/18/08	4,266	(494,345)
TOTAL EUROPE		(1,256,242)

JAPAN
Nikkei 225 Index, JPY Strike Price 12,825, 4/18/08	154,000	(332,395)

UNITED KINGDOM
United Utilities, GBP Strike Price 7, 5/16/08	86,400	(28,293)

UNITED STATES
S&P 500 Index, USD Strike Price 1,320, 4/19/08	100	(320,000)
S&P 500 Index, USD Strike Price 1,330, 4/19/08	300	(450,000)
S&P 500 Index, USD Strike Price 1,335, 4/19/08	214	(513,600)
S&P 500 Index, USD Strike Price 1,340, 4/19/08	275	(550,000)
S&P 500 Index, USD Strike Price 1,350, 4/19/08	450	(1,102,500)
TOTAL UNITED STATES		(2,936,100)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$5,336,486)		$(4,553,030)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
GBP	British Pound
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) All or a portion of the security is held in connection with the revolving credit agreement; $57,587,054 has been pledged as collateral.

(b) A portion or all of the security is held in connection with written option contracts: $57,680,519 has been pledged to brokers.

(c) Non-income producing security.

(d) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.2% of net assets applicable to common shares.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$540,731,280	$504,282,375	$35,967,655	$481,250
Other Financial Instruments*	(4,553,030)	(2,936,100)	(1,616,930)	—
Total	$536,178,250	$501,346,275	$34,350,725	$481,250

* Other financial instruments include written call options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(18,750)
Net purchases (sales)	500,000
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$481,250

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	16,642,847
Gross unrealized depreciation	(50,642,974)
Net unrealized depreciation	(34,000,127)

Cost for federal income tax purposes	574,731,407

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008